Financial Instruments (Details) - USD ($)	May 31, 2023	Nov. 30, 2022	May 31, 2022
Financial Liabilities
Convertible Debentures, Carrying Amount	$ 1,800,000	$ 1,800,000
Convertible Debentures, Fair Value	178,388,200,000	1,753,406	$ 1,050,000
Promissory Notes Payable, Carrying Amount	359,454	360,514
Promissory Notes Payable, Fair Value	$ 359,454	$ 360,514